DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)			1 Months Ended									3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Aug. 06, 2025	Jul. 31, 2025	Sep. 30, 2025	Jul. 31, 2025	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Sep. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	May 31, 2021	Sep. 30, 2025	Sep. 30, 2024	Jan. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	May 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Aug. 31, 2021	Jun. 30, 2020
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Business Development															$ 1,200,000
Debt Conversion, Converted Instrument, Amount			$ 44,000												62,000		$ 35,000
Common Stock, Par or Stated Value Per Share																	$ 0.01	$ 0.01
Debt Instrument, Face Amount			54,100									$ 54,100			54,100
Debt Instrument, Increase, Accrued Interest															1,106,000		$ 1,073,900	$ 1,031,400
Stock Issued During Period, Shares, New Issues		2,250,000		2,250,000
Net Income (Loss) Attributable to Parent												(1,047,365)	$ (3,304,486)		(1,068,225)	$ (3,922,998)	(4,523,932)	(7,903,093)
[custom:WorkingCapitalDeficit-0]			$ 18,500,000									$ 18,500,000			18,500,000		19,100,000
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation															$ 600,128	636,387	740,267	1,321,047
Short-Term Debt																	$ 2,421,050	1,765,050
[custom:WarrantsIssuanceCost]																			$ 2,900,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			37,240,289									37,240,289			37,240,289		31,890,289
Proceeds from Convertible Debt															$ 478,000	$ 615,000
Autotelic Inc [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Proceeds from Related Party Debt															450,000		$ 600,000
Secured Debt			$ 480,000									$ 480,000			480,000
Vyoung Trieu [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Proceeds from Related Party Debt																	41,000
Common Stock [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Debt Conversion, Converted Instrument, Amount															$ 116,000		$ 35,000
Debt Conversion, Converted Instrument, Shares Issued															1,658,914		500,000
Oncotelic Warrant [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							33,000,000
[custom:PurchaseOfCommonStockValue-0]																							$ 50,000
Warrant [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																				33,000,000
Accredited Investors [Member] | Warrant [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Short-Term Debt						$ 2,350,000								$ 2,350,000
Amit Shah [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Short-Term Debt			10,000									10,000			$ 10,000
JH Darbie Placement Agreement [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Debt Conversion, Description														Based on the placement agent agreement, JH Darbie was entitled to a non-refundable $25,000 fee to start the due diligence process and 2% due diligence fees and 13% commissions on all subsequent conversions or new funding. In addition, the Company provided warrant coverage equal to 13 % of all of the units sold by JH Darbie, resulting in the issuance of 3,055,000 warrants to JH Darbie, exercisable over a two-year period. A total of 5 unit holders under the PPM-1 opted not to participate in the PPM-2.
JH Darbie Placement Agreement [Member] | Warrant [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Stock Issued During Period, Shares, New Issues														250,000
JH Darbie Placement Agreement [Member] | Accredited Investors [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Debt Conversion, Converted Instrument, Amount							$ 1,050,000.00	$ 1,000,000.0						$ 2,400,000
Debt Conversion, Description						JH Darbie has the right to sell/convert a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis.		JH Darbie has the right to sell/convert a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis.
JH Darbie Placement Agreement [Member] | Accredited Investors [Member] | Warrant [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Short-Term Debt						$ 2,350,000								$ 2,350,000
JH Darbie Placement Agreement [Member] | Additionally Accredited Investors [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Debt Conversion, Converted Instrument, Amount						$ 300,000
Securities Purchase Agreements [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Common Stock, Par or Stated Value Per Share										$ 0.01
Debt Instrument, Face Amount										$ 250,000											$ 600,000	$ 250,000
Stock Issued During Period, Shares, New Issues									4,025,000
Proceeds from Convertible Debt										$ 1,250,000
Securities Purchase Agreement [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01		$ 0.01
Debt Instrument, Face Amount		$ 560,000		$ 560,000					$ 340,000								$ 142,000
Debt Instrument, Increase, Accrued Interest									$ 531,000								$ 530,000
Stock Issued During Period, Shares, New Issues									7,600,000								7,600,000
Securities Purchase Agreement [Member] | Common Stock [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Debt Conversion, Converted Instrument, Amount															$ 270,000
Debt Conversion, Converted Instrument, Shares Issued															3,860,000
Independent Contractor Agreement [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Cash	$ 20,000
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	20,320,930
Market capitalization	$ 100,000,000
Stockholders' Equity, Other	$ 10,000,000
Independent Contractor Agreement [Member] | Common Stock [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	4,064,586
Since Inception Date [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Net Income (Loss) Attributable to Parent															$ 39,100,000		$ 38,000,000
Point R merger agreement [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
[custom:WorkingCapitalDeficit-0]			2,600,000									2,600,000			2,600,000		2,600,000
GMP Bio [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost															1,700,000,000
Peak One Opportunity Fund, L.P [Member] | Equity Purchase Agreement [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Stock Issued During Period, Value, New Issues											$ 10,000,000.0
Common Stock, Par or Stated Value Per Share											$ 0.01
Golden Mountain Partners [Member] | Securities Purchase Agreement and Purchase Agreement [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Debt Instrument, Face Amount																								$ 4,500,000		$ 4,500,000
Golden Mountain Partners LLC [Member] | Supplemental Agreement [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Investment Company, Registration Expense																	1,200,000
Autotelic Inc [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Short-Term Debt			$ 435,000									$ 435,000			$ 435,000		$ 600,000	$ 1,400,000
Autotelic Inc [Member] | Note Purchase Agreements [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Debt Instrument, Face Amount																									$ 698,500
Debt Instrument, Interest Rate, Stated Percentage																									5.00%
Fourth Man LLC [Member] | Securities Purchase Agreement [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																		1,820,395
Convertible Debt																		$ 127,000
Mosaic Immuno Engineering Inc [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Payments for Advance to Affiliate					$ 40,000
GMP Bio [Member]
BusinessDescriptionAndBasisOfPresentationLineitems [Line Items]
Equity Method Investment, Ownership Percentage			45.00%									45.00%			45.00%			45.00%